Consolidated Statements of Changes in Total Equity - USD ($) $ in Thousands	Total	Convertible Preferred Units	Series C-1 Preferred Units	Series D Preferred Units	Series A Preferred Units	Series B Preferred Units	Series E Preferred Units	Limited Partner	Limited Partner Series C-1 Preferred Units	General Partner	Common Units Limited Partner	Common Units and Additional Paid-in Capital Limited Partner	Preferred Units Preferred Partner	Preferred Units Preferred Partner Series A Preferred Units	Preferred Units Preferred Partner Series B Preferred Units	Warrants	Accumulated Other Comprehensive Income (Loss)	Non-controlling Interests	Redeemable Non-controlling Interest
Beginning balance at Dec. 31, 2016	$ 1,138,596	$ 271,237								$ 20,658		$ 784,056	$ 266,925			$ 13,797	$ (804)	$ 53,964	$ 962
Beginning balance (in units) at Dec. 31, 2016		12,517,000									147,514,000		11,000,000
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income (loss)	(320,060)	$ 20,565								(5,770)		(339,501)	$ 21,500					3,711	53
Other comprehensive income (loss)	281																281
Common Units ($0.24 per unit)	(28,888)									(31)		(28,857)
Series C-1 Preferred Units - cash distributions			$ (6,384)	$ (3,821)	$ (10,874)	$ (10,626)			$ (12,650)					$ (10,874)	$ (10,626)
Other distributions	(8,847)	0																(8,847)	(1,044)
Payment-in-kind distributions (note 16)	18,988	(14,022)								(699)		19,687
Payment-in-kind distributions (note 16) (in units)											6,391,087
Contributions of capital from joint venture partner	6,000																	6,000
Contribution of capital from Teekay Corporation (notes 11i and 16)	45,315									873		44,442
Proceeds from equity offerings, net of offering costs (note 16)	625,387									588		504,851				119,948
Repurchase of Convertible Preferred Units (note 16)	(19,971)	$ 269,993								(383)		(19,588)
Repurchase of Convertible Preferred Units (note 16)		12,517,000
Proceeds from equity offerings, net of offering costs (note 16)											256,000,000
Proceeds from equity offerings, net of offering costs (note 16)								$ (19,637)	26,994
Equity based compensation and other (note 17)	(1,715)	$ 2,418								(6)		(189)				(1,520)
Equity based compensation and other (note 17) (in units)											140,000
Ending balance at Dec. 31, 2017	1,473,528	$ 0								15,996		1,004,077	$ 266,925			132,225	(523)	54,828	(29)
Ending balance (in units) at Dec. 31, 2017		0									410,045,000		11,000,000
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income (loss)	(123,945)									(1,128)		(147,141)	$ 31,485					(7,161)
Other comprehensive income (loss)	7,884																7,884
Common Units ($0.24 per unit)	(16,536)									(126)		(16,410)
Series C-1 Preferred Units - cash distributions					(10,874)	(10,626)	$ (8,639)		0
Other distributions	(12,048)											0	0					12,048
Contributions of capital from joint venture partner	1,500																	1,500
Proceeds from equity offerings, net of offering costs (note 16)	116,003												$ 116,003
Proceeds from equity offerings, net of offering costs (note 16)													4,800,000
Proceeds from equity offerings, net of offering costs (note 16)								0	0
Equity based compensation and other (note 17)	1,180									(3)		1,183							29
Equity based compensation and other (note 17) (in units)											270,000
Ending balance at Dec. 31, 2018	1,459,124	$ 0								15,055		883,090	$ 384,274			132,225	7,361	37,119	0
Ending balance (in units) at Dec. 31, 2018		0									410,315,000		15,800,000
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income (loss)	(350,895)									(2,891)		(378,770)	$ 32,150					(1,384)
Other comprehensive income (loss)	(2,951)																(2,951)
Series C-1 Preferred Units - cash distributions					$ (10,874)	$ (10,626)	$ (10,650)		0
Other distributions	(3,636)																	3,636
Contributions of capital from joint venture partner	1,500																	1,500
Proceeds from equity offerings, net of offering costs (note 16)								$ 0	$ 0
Equity based compensation and other (note 17)	1,074									0		1,074							0
Equity based compensation and other (note 17) (in units)											834,000
Ending balance at Dec. 31, 2019	$ 1,072,066	$ 0								$ 12,164		$ 505,394	$ 384,274			$ 132,225	$ 4,410	$ 33,599	$ 0
Ending balance (in units) at Dec. 31, 2019		0									411,149,000		15,800,000